Unit Activity	12 Months Ended
Dec. 31, 2017
Unit Activity [Abstract]
Unit Activity
Unit Activity
The changes in contract owner units outstanding(1) for the Real Property Account by product for the years ended December 31, 2017, 2016 and 2015 were as follows:

December 31, 2017
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	57,866	12,157	—	1,509	71,532
Units redeemed:	(921,987)	(70,800)	(277)	(47,682)	(1,040,746)

December 31, 2016
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	126,555	11,594	—	9,747	147,896
Units redeemed:	(806,240)	(89,637)	(4,825)	(123,398)	(1,024,100)

December 31, 2015
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	112,065	19,923	—	3,081	135,069
Units redeemed:	(765,881)	(78,922)	(1,278)	(82,139)	(928,220)

(1) Certain prior period contract owner transaction amounts have been reclassified to conform to the current period’s presentation.